Goodwill and Other Intangible Assets - Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,503,492	$ 4,491,101
Accumulated Amortization	(1,298,745)	(987,854)
Net Book Value	3,204,747	3,503,247
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,534,066	1,653,289
Accumulated Amortization	(513,181)	(394,040)
Net Book Value	1,020,885	1,259,249
Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	438,471	438,470
Accumulated Amortization	(8,471)	(8,470)
Net Book Value	430,000	430,000
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,440,834	2,310,550
Accumulated Amortization	(686,972)	(498,252)
Net Book Value	1,753,862	1,812,298
Backlog and Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	90,121	88,792
Accumulated Amortization	(90,121)	(87,092)
Net Book Value	$ 0	$ 1,700